Litigation	12 Months Ended
Dec. 31, 2010
Litigation [Abstract]
Litigation

Note 16—Litigation

The Company is party to ordinary and routine litigation incidental to our business. We do not expect the outcome of any pending litigation to have a material adverse effect on our consolidated financial position or results of operations.